SHARE CAPITAL - Schedule of Share Capital (Details) $ / shares in Units, $ in Millions		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares
Class of Stock [Line Items]
Treasury shares (in shares)		2,078,024			2,000,000
Class A Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)		100,000,000			100,000,000
Preferred stock, outstanding (in shares)		0			0
Preferred stock, carrying amount | $		$ 0			$ 0
Class B Senior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares			$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)		100,000,000			100,000,000
Preferred stock, outstanding (in shares)		0			0
Preferred stock, carrying amount | $		$ 0			$ 0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)		1,000,000,000			1,000,000,000
Preferred stock, outstanding (in shares)		0			0
Preferred stock, carrying amount | $		$ 0			$ 0
Class B Junior Preferred Shares
Class of Stock [Line Items]
Par Value (in dollars per share) | $ / shares			$ 25.00			$ 25.00
Preferred Shares Authorized (in shares)		1,000,000,000			1,000,000,000
Preferred stock, outstanding (in shares)		0			0
Preferred stock, carrying amount | $		$ 0			$ 0
Class A Exchangeable Shares
Class of Stock [Line Items]
Shares authorized (in shares)		1,000,000,000			1,000,000,000
Shares outstanding (in shares)		41,413,496		41,371,860	41,436,516		16,879,755	16,834,918	15,311,749
Common stock, carrying amount | $		$ 1,434			$ 1,441
Shares issued (in shares)		43,491,520			43,460,516
Class A-1 Exchangeable Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 32.92			$ 33.10
Shares authorized (in shares)		500,000,000			500,000,000
Shares outstanding (in shares)		0			0		26,505,771	26,550,608	28,073,777
Common stock, carrying amount | $		$ 0			$ 0
Class B Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 32.92			$ 33.10
Shares authorized (in shares)		500,000			500,000
Shares outstanding (in shares)		24,000		24,000	24,000		24,000	24,000	24,000
Common stock, carrying amount | $		$ 1			$ 1
Class C Shares
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 1			$ 1
Shares authorized (in shares)		1,000,000,000			1,000,000,000
Shares outstanding (in shares)		242,786,723		201,116,647	201,116,647		128,643,406	102,056,784	102,056,784
Common stock, carrying amount | $		$ 10,736			$ 8,526
Shares issued (in shares)		242,786,723			201,116,647
Class A Exchangeable and Class B
Class of Stock [Line Items]
Par value (in dollars per share) | $ / shares		$ 32.92			$ 33.10
Shares outstanding (in shares)		41,437,496			41,460,516
Common stock, carrying amount | $	[1]	$ 1,435			$ 1,442
Shares issued (in shares)		43,515,520			43,460,516

[1]	Class A exchangeable shares were held in treasury as of June 30, 2025 (December 31, 2024 – 2,000,000 Class A exchangeable shares).